Share-based Payments - Additional Information (Detail) $ in Thousands									1 Months Ended					3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 14, 2019	Jun. 14, 2018	Oct. 11, 2017	Jun. 14, 2017	Apr. 10, 2015	Jan. 03, 2015	Jul. 27, 2013	Jan. 01, 2012	Apr. 07, 2018	Apr. 07, 2017	Sep. 08, 2016	Apr. 07, 2016	Sep. 08, 2015	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2015	Jun. 30, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash stock-based compensation expense																		$ 50,418	$ 58,622	$ 33,402
Stock-split ratio																		2.45-to-1 stock-split
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage																		100.00%
Number of additional shares vested percentage																		25.00%
Employees and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options granted				1,452,333
Non-cash stock-based compensation expense																		$ 4,700
Bon de Souscription d' Action [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date																		Jul. 27, 2010
Vested							19,704	19,702
S A Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting description																		The stock options are subject to a two-year vesting period for French employees and four years for foreign citizens.
Stock Option Granted on December 3, 2014 [Member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage					25.00%											6.25%		100.00%
Stock Option Granted on December 3, 2014 [Member] | Employees [Member] | Triggering Event or Initial Public Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage																25.00%		25.00%
Stock Option Granted on December 3, 2014 [Member] | Employees [Member] | Initial Public Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage																12.50%
Stock Option Granted on December 3, 2014 [Member] | Managers and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage					20.00%	20.00%										5.00%
Stock Option Granted on December 3, 2014 [Member] | Managers and Consultants [Member] | Triggering Event or Initial Public Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage																10.00%		100.00%
Stock Option Granted On September 8, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage											20.00%		20.00%		5.00%
Stock Option Granted On September 8, 2015 [Member] | Triggering Event or Initial Public Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage																			25.00%
Stock Option Granted on April 7, 2016 [Member] | VP and Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage												20.00%
Stock Option Granted on April 7, 2016 [Member] | VP and Consultants [Member] | Major Share Options Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage										10.00%				5.00%
Stock Option Granted on April 7, 2016 [Member] | VP and Consultants [Member] | Triggering Event or Initial Public Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage																		25.00%
Stock Option Granted on April 7, 2016 [Member] | Heads Of Department And Analysts [Member] | Major Share Options Transactions [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage									10.00%	20.00%							5.00%
Stock Option Granted On October 14, 2017 [Member] | Employees and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options granted			1,220,000
Non-cash stock-based compensation expense																		$ 500
Stock Option Granted on June 14, 2017 [Member] | Employees and Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of share options granted				2,119,698
Non-cash stock-based compensation expense																		$ 2,000
Stock Option Granted on June 14, 2017 [Member] | CFO and CCO [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage				20.00%
S A Free Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting description																		The free shares are subject to a two-year vesting period for French employees and four years for foreign citizens.
Warrants Granted on October Eleven Two Thousand and Seventeen [Member] | Board of Directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Non-cash stock-based compensation expense																		$ 500
Number of warrants granted			240,000
Stock Option Granted on June 14, 2018 [Member] | Employees [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage		15.00%
Stock Option Granted on June 14, 2018 [Member] | Directors and Consultants [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage		15.00%
Stock Option Granted on June 14, 2019 [Member] | Employees [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage	10.00%
Stock Option Granted on June 14, 2019 [Member] | Employees [Member] | Calyxt Inc [Member] | Each Quarter after Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage	5.00%
Stock Option Granted on June 14, 2019 [Member] | Directors and Consultants [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage	15.00%
Stock Option Granted on June 14, 2019 [Member] | Directors and Consultants [Member] | Calyxt Inc [Member] | Each Quarter after Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage	5.00%
Stock Option Granted on June 14, 2019 [Member] | CFO and CCO [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage		10.00%
Stock Option Granted on June 14, 2019 [Member] | CFO and CCO [Member] | Calyxt Inc [Member] | Each Quarter after First Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares vested percentage		5.00%
Restricted stock units granted on June 14, 2018 [Member] | Employees [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage		15.00%
Restricted stock units granted on June 14, 2018 [Member] | Directors and Consultants [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage		15.00%
Restricted stock units granted on June 14, 2019 [Member] | Employees [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage	10.00%
Restricted stock units granted on June 14, 2019 [Member] | Employees [Member] | Calyxt Inc [Member] | Each Quarter after Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage	5.00%
Restricted stock units granted on June 14, 2019 [Member] | Directors and Consultants [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage	15.00%
Restricted stock units granted on June 14, 2019 [Member] | Directors and Consultants [Member] | Calyxt Inc [Member] | Each Quarter after Second Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage	5.00%
Restricted stock units granted on June 14, 2019 [Member] | CFO and CCO [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage		10.00%
Restricted stock units granted on June 14, 2019 [Member] | CFO and CCO [Member] | Calyxt Inc [Member] | Each Quarter after First Anniversary [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage		5.00%
Restricted stock units granted on June 14, 2017 [Member] | CFO and CCO [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of restricted shares vested percentage				20.00%